Long-Term Debt - Long-Term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)
Cross Currency Interest Rate Contract
Debt Instrument [Line Items]
Notional amount of derivative						$ 391
ITC | Secured First Mortgage Bonds, January Issuance, 2052 Maturity | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)											2.93%
Face value											$ 150
ITC | Secured Senior Notes, May Issuance, 2052 Maturity | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)						3.05%	3.05%
Face value						$ 75
ITC | Unsecured Senior Notes, September Issuance, 2027 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					4.95%
Face value					$ 600
Effective interest rate					3.54%
ITC | Secured First Mortgage Bonds, October Issuance, 2027 Maturity | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)				3.87%
Face value				$ 75
ITC | Secured First Mortgage Bonds, October Issuance, 2052 Maturity | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)				4.53%
Face value				$ 75
UNS Energy | Unsecured Senior Notes, February Issuance, 2032 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)										3.25%
Face value										$ 325
Central Hudson | Unsecured Senior Notes, January Issuance, 2027 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)											2.37%
Face value											$ 50
Central Hudson | Unsecured Senior Notes, January Issuance, 2029 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)											2.59%
Face value											$ 60
Central Hudson | Unsecured Senior Notes, September Issuance, 2032 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					5.07%
Face value					$ 100
Central Hudson | Unsecured Senior Notes, September Issuance, 2052 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					5.42%
Face value					$ 10
FortisBC Energy | Unsecured Senior Bond, November Issuance, 2052 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)		4.67%	4.67%
Face value			$ 150
FortisAlberta | Senior Unsecured Debentures, May Issuance, 2052 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						4.62%	4.62%
Face value							$ 125
FortisBC Electric | Unsecured Debentures, March Issuance, 2052 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)									4.16%
Face value									$ 100
Newfoundland Power | First Mortgage Sinking Fund Bonds, April Issuance, 2052 Maturity | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)								4.20%
Face value								$ 75
Caribbean Utilities | Unsecured Senior Notes, November Issuance, 2052 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)		5.88%	5.88%
Face value		$ 80
Fortis | Cross Currency Interest Rate Contract
Debt Instrument [Line Items]
Notional amount of derivative						$ 391
Interest rate						4.34%	4.34%
Fortis | Unsecured Senior Notes, May Issuance, 2029 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						4.43%	4.43%
Face value							$ 500
Fortis | Unsecured Senior Notes, 2023 Maturity | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)	2.85%
Repayments of long-term debt	$ 500